Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Athena SpinCo Inc
Operating expenses:
General and administrative expenses	$ 3,250
Operating income (loss)	(3,250)
Other (expense) income:
Net loss	$ (3,250)
Common share basic and diluted (in dollars per share)	$ (6.5)
Common shares basic and diluted (in shares)	500
Capital Product Partners, L.P. ("CPLP")
Revenue:
Voyage revenue						$ 148,318,000	$ 97,806,000	$ 101,506,000
Revenues - related party (Note 3)						13,342,000	34,676,000	26,681,000
Total revenues						161,660,000	132,482,000	128,187,000
Operating expenses:
Voyage expenses (Note 9)						37,202,000	10,537,000	6,568,000
Voyage expenses - related party (Notes 3, 9)								360,000
Vessel expenses						59,962,000	47,119,000	38,329,000
Vessel operating expenses - related party (Notes 3, 9)						8,444,000	7,192,000	6,533,000
General and administrative expenses - related party (Note 3)						3,832,000	3,979,000	3,960,000
Vessel depreciation and amortization (Note 4)						40,274,000	38,014,000	36,814,000
Operating income (loss)						11,946,000	25,641,000	35,623,000
Other (expense) income:
Interest expense and finance cost						(2,578,000)	(583,000)	(93,000)
Other income/(expense)						167,000	(321,000)	118,000
Total other (expense)/income, net						(2,411,000)	(904,000)	25,000
Net loss						9,535,000	24,737,000	35,648,000
Net (loss) income attributable						$ 9,535,000	$ 24,737,000	$ 35,648,000
DSS holding
Revenue:
Voyage revenue			$ 88,122
Operating expenses:
Operating income (loss)			(13,417)
Other (expense) income:
Net loss			(22,285)
Less: Net (loss) income attributable to noncontrolling interest			(262)
Net (loss) income attributable			$ (22,023)
Common share basic and diluted (in dollars per share)			$ (0.81)
Common shares basic and diluted (in shares)			27,165,696
Diamond S Shipping
Revenue:
Voyage revenue		$ 141,526,000	$ 88,122,000	$ 393,477,000	$ 271,086,000
Operating expenses:
Voyage expenses		59,968,000	48,539,000	167,441,000	140,043,000
Vessel expenses		41,799,000	26,982,000	108,976,000	83,124,000
Depreciation and amortization expense		28,763,000	22,273,000	79,962,000	66,385,000
Loss on sale of vessels		18,344,000		18,344,000
General and administrative expenses		7,566,000	3,745,000	21,174,000	12,021,000
Total operating expenses		156,440,000	101,539,000	395,897,000	301,573,000
Operating income (loss)		(14,914,000)	(13,417,000)	(2,420,000)	(30,487,000)
Other (expense) income:
Interest expense		(13,021,000)	(9,345,000)	(35,813,000)	(27,073,000)
Other income		492,000	477,000	1,393,000	1,219,000
Total other (expense)/income, net		(12,529,000)	(8,868,000)	(34,420,000)	(25,854,000)
Net loss		(27,443,000)	(22,285,000)	(36,840,000)	(56,341,000)
Less: Net (loss) income attributable to noncontrolling interest		(1,548,000)	(263,000)	(1,416,000)	(1,016,000)
Net (loss) income attributable		$ (25,895,000)	$ (22,022,000)	$ (35,424,000)	$ (55,325,000)
Net loss per share - basic (in dollars per share)		$ (0.65)	$ (0.81)	$ (0.99)	$ (2.04)
Net loss per share - diluted (in dollars per share)		$ (0.65)	$ (0.81)	$ (0.99)	$ (2.04)
Weighted average common shares outstanding - basic (in shares)		39,890,698	27,165,696	35,835,477	27,165,696
Weighted average common shares outstanding - diluted (in shares)		39,890,698	27,165,696	35,835,477	27,165,696
Diamond S Shipping | Spot [Member]
Revenue:
Voyage revenue		$ 120,954,000	$ 83,646,000	$ 348,747,000	$ 254,992,000
Diamond S Shipping | Time [Member]
Revenue:
Voyage revenue		$ 20,572,000	$ 4,476,000	$ 44,730,000	13,248,000
Diamond S Shipping | Pool [Member]
Revenue:
Voyage revenue					$ 2,846,000